Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Non-current assets:
Property, plant and equipment	¥ 1,582,800	¥ 1,453,917
Goodwill	4,407,749	4,033,917
Intangible assets	3,818,544	3,909,106
Investments accounted for using the equity method	96,579	112,468
Other financial assets	233,554	235,882
Other non-current assets	82,611	100,341
Deferred tax assets	362,539	353,769
Total non-current assets	10,584,376	10,199,400
Current assets:
Inventories	853,167	753,881
Trade and other receivables	696,644	783,091
Other financial assets	25,305	36,598
Income taxes receivable	27,733	29,623
Other current assets	141,099	122,789
Cash and cash equivalents	849,695	966,222
Assets held for sale	0	20,689
Total current assets	2,593,642	2,712,893
Total assets	13,178,018	12,912,293
Non-current liabilities:
Bonds and loans	4,141,418	4,613,218
Other financial liabilities	468,943	517,677
Net defined benefit liabilities	145,847	158,857
Income taxes payable	21,634	33,690
Provisions	52,199	38,748
Other non-current liabilities	67,214	56,898
Deferred tax liabilities	451,511	542,852
Total non-current liabilities	5,348,764	5,961,940
Current liabilities:
Bonds and loans	203,993	22,153
Trade and other payables	516,297	343,838
Other financial liabilities	196,071	248,053
Income taxes payable	200,918	145,203
Provisions	443,502	471,278
Other current liabilities	584,949	542,651
Total current liabilities	2,145,730	1,773,176
Total liabilities	7,494,495	7,735,116
Equity:
Share capital	1,676,263	1,668,145
Share premium	1,708,873	1,688,424
Treasury shares	(116,007)	(59,552)
Retained earnings	1,479,716	1,509,906
Other components of equity	934,173	366,114
Equity attributable to owners of the Company	5,683,019	5,173,037
Non-controlling interests	504	4,140
Total equity	5,683,523	5,177,177
Total liabilities and equity	¥ 13,178,018	¥ 12,912,293